Investment Properties - Fair Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 5,809	$ 6,378	$ 730
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	418	466
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	200	240
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,096	5,577
Land leasehold right [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	95	95
Fair value [Member] | Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	10,528	11,521
Fair value [Member] | Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	2,444	2,060
Fair value [Member] | Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,658	5,701
Fair value [Member] | Land leasehold right [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 173	$ 96